Debentures	12 Months Ended
Dec. 31, 2018
Debentures
10. Debentures

Debentures require monthly interest only payments and bear interest at annual rates ranging between 10.0% and 18.0% (2017 – 12.0% and 18.2%) with principal amounts due at various periods up to March 1, 2022. Interest expense on the debentures is included in debenture interest expense in the consolidated statements of comprehensive loss. Debentures are subordinated to the Credit Facility – Other and are secured by the assets of the Company. The Debentures are governed by the terms of a trust deed and, among other things, are subject to a subordination agreement which effectively extends the earliest maturity date of such debentures to July 2, 2020, the maturity date of the Credit Facility – Other.

Management routinely reviews its outstanding debentures and actively renegotiates terms, including interest rates and maturity dates, and will continue to refinance these long-term debentures as they become due and payable.

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

2019	-
2020	27,968
2021	9,787
2022	3,870
41,625